ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

7.ACQUIRED INTANGIBLE ASSETS, NET

The Group’s intangible assets, presented in the following table, arose from the acquisition of Shanghai Ouku on May 24, 2010 and the acquisition of the fashion-focused site business from Ador Inc. on December 31, 2013.

	December 31, 2013				December 31, 2014
	Gross		Accumulated	Net	Gross		Accumulated	Net
	carrying	Accumulated	impairment	carrying	carrying	Accumulated	impairment	carrying
	amount	amortization	loss	amount	amount	amortization	loss	amount

Intangible assets not subject to amortization:
Trademark/Domain Name	$1,220	$—	$(1,010)	$210	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology Platform	90	(90)	—	—	90	(90)	—	—
- Non-compete Agreement	9	(7)	(2)	—	9	(7)	(2)	—
- Customer Base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	36	—	—	36	36	(12)	—	24
- Members	20	—	—	20	20	(5)	—	15
	$1,407	$(119)	$(1,022)	$266	$1,407	$(136)	$(1,022)	$249

The amortization expenses incurred for the years ended December 31, 2012, 2013 and 2014 were nil, nil and $17, respectively. The Group expects to record amortization expenses of $17, $17, $5 and nil for the years ended December 31, 2015, 2016, 2017, and 2018, respectively.